Uncategorized Items
[dei_TradingSymbol]	PSQAX	PSQIX
[imstpsarf_CheckFee]			15.00	15.00
[imstpsarf_WireFee]			20.00	20.00
[rr_AcquiredFundFeesAndExpensesOverAssets]					0.0001	[footnoteimstpsarf_S000032979Theexpenseinformatio]	0.0001	[footnoteimstpsarf_S000032979Theexpenseinformatio]
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2012]							0.0119
[rr_AnnualReturn2013]							0.0609
[rr_BarChartAndPerformanceTableHeading]									Performance
[rr_BarChartClosingTextBlock]

The Class I Shares year-to-date return  as of June 30, 2014  was 1.69%.

Class I Shares
Highest Calendar Quarter Return at NAV (not-annualized):	2.39%	Quarter Ended March 31, 2013
Lowest Calendar Quarter Return at NAV (not-annualized):	(1.85)%	Quarter Ended June 30, 2012

[rr_BarChartHeading]									Annual Total Return (before taxes) for Class I Shares For each calendar year at NAV
[rr_BarChartHighestQuarterlyReturn]										0.0239
[rr_BarChartHighestQuarterlyReturnDate]									Mar. 31, 2013
[rr_BarChartLowestQuarterlyReturn]										(0.0185)
[rr_BarChartLowestQuarterlyReturnDate]									Jun. 30, 2012
[rr_BarChartTableTextBlock]
[rr_BarChartYearToDateReturn]										0.0169
[rr_BarChartYearToDateReturnDate]									Jun. 30, 2014
[rr_Component1OtherExpensesOverAssets]					0.0061	[footnoteimstpsarf_S000032979Theexpenseinformatio]	0.0061	[footnoteimstpsarf_S000032979Theexpenseinformatio]
[rr_Component2OtherExpensesOverAssets]					0.0009	[footnoteimstpsarf_S000032979Theexpenseinformatio]	0.0009	[footnoteimstpsarf_S000032979Theexpenseinformatio]
[rr_Component3OtherExpensesOverAssets]					0.0034	[footnoteimstpsarf_S000032979Theexpenseinformatio]	0.0034	[footnoteimstpsarf_S000032979Theexpenseinformatio]
[rr_DistributionAndService12b1FeesOverAssets]					0.0025	[footnoteimstpsarf_S000032979Theexpenseinformatio]	0	[footnoteimstpsarf_S000032979Theexpenseinformatio]
[rr_ExpenseBreakpointDiscounts]									You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]											50,000
[rr_ExpenseExampleHeading]									Example
[rr_ExpenseExampleNarrativeTextBlock]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three, five and ten-year example are based on net operating expenses, which reflect recoupment of waived fees and/or reimbursed expenses by the Fund’s advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]			791	204
[rr_ExpenseExampleYear03]			1,244	634
[rr_ExpenseExampleYear05]			1,724	1,093
[rr_ExpenseExampleYear10]			3,045	2,364
[rr_ExpenseHeading]									Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 29 of this Prospectus.

[rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees]									The total annual fund operating expenses and total annual fund net operating expenses after recoupment of waived fees and/or reimbursed expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights tables, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
[rr_ExpensesOverAssets]					0.0229	[footnoteimstpsarf_S000032979Theexpenseinformatio],[footnoteimstpsarf_S000032979Thetotalannualfundop]	0.0204	[footnoteimstpsarf_S000032979Theexpenseinformatio],[footnoteimstpsarf_S000032979Thetotalannualfundop]
[rr_ExpensesRestatedToReflectCurrent]									The expense information in the table has been restated to reflect the current Management Fee and expense limitation arrangement, both effective February 1, 2015.
[rr_FeeWaiverOrReimbursementOverAssets]					(0.0003)	[footnoteimstpsarf_S000032979Theexpenseinformatio],[footnoteimstpsarf_S000032979TheFundsadvisorhasco]	(0.0003)	[footnoteimstpsarf_S000032979Theexpenseinformatio],[footnoteimstpsarf_S000032979TheFundsadvisorhasco]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]									2015-08-31
[rr_HighestQuarterlyReturnLabel]									Highest Calendar Quarter Return at NAV (not-annualized):
[rr_LowestQuarterlyReturnLabel]									Lowest Calendar Quarter Return at NAV (not-annualized):
[rr_ManagementFeesOverAssets]					0.0099	[footnoteimstpsarf_S000032979Theexpenseinformatio]	0.0099	[footnoteimstpsarf_S000032979Theexpenseinformatio]
[rr_MaximumDeferredSalesChargeOverOfferingPrice]					0.01	[footnoteimstpsarf_S000032979Nosaleschargeapplies]	0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]					0.0575		0
[rr_NetExpensesOverAssets]					0.0226	[footnoteimstpsarf_S000032979Theexpenseinformatio],[footnoteimstpsarf_S000032979TheFundsadvisorhasco],[footnoteimstpsarf_S000032979Thetotalannualfundop]	0.0201	[footnoteimstpsarf_S000032979Theexpenseinformatio],[footnoteimstpsarf_S000032979TheFundsadvisorhasco],[footnoteimstpsarf_S000032979Thetotalannualfundop]
[rr_ObjectiveHeading]									Investment Objective
[rr_ObjectivePrimaryTextBlock]

The investment objective of the Palmer Square Absolute Return Fund is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.

[rr_OperatingExpensesCaption]									Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]					0.0104	[footnoteimstpsarf_S000032979Theexpenseinformatio]	0.0104	[footnoteimstpsarf_S000032979Theexpenseinformatio]
[rr_PerformanceAvailabilityWebSiteAddress]									www.palmersquarefunds.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]									The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the performance of broad-based market indexes.
[rr_PerformanceNarrativeTextBlock]

The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the performance of broad-based market indexes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available on the Fund’s website at www.palmersquarefunds.com.

[rr_PerformancePastDoesNotIndicateFuture]									The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableHeading]									Average Annual Total Returns for the periods ended December 31, 2013
[rr_PerformanceTableMarketIndexChanged]									The Fund’s performance benchmark was changed from the HFRX Global Hedge Fund Index to the HFRX Absolute Return Index, which the Fund believes more closely reflects the Fund’s investment strategy.
[rr_PerformanceTableNotRelevantToTaxDeferred]									Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[rr_PerformanceTableOneClassOfAfterTaxShown]									This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Class I Shares and after-tax returns for other classes will vary.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]									After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]									Portfolio Turnover
[rr_PortfolioTurnoverRate]										2.3
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 230% of the average value of its portfolio.

[rr_RedemptionFeeOverRedemption]					0		0
[rr_RiskHeading]									Principal Risks of Investing
[rr_RiskLoseMoney]									Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
[rr_RiskNarrativeTextBlock]

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Liquidity Risk. The Fund may invest in securities that may have little or no active trading market. The Fund may not be able to dispose of these securities promptly or at reasonable prices and may thereby experience losses and difficulty satisfying redemptions.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Advisor or Sub-Advisors cannot successfully implement their investment strategies. Additionally, neither the Advisor nor certain Sub-Advisors have previously managed a mutual fund.

Non-Diversified Fund Risk. Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a diversified fund, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Multi-Manager Risk. Because portions of the Fund's assets are managed by different Sub-Advisors using different styles, the Fund could experience overlapping securities transactions. One Sub-Advisor may be purchasing securities at the same time another Sub-Advisor may be selling those same securities, which may lead to higher transaction expenses compared to a fund managed by one Sub-Advisor.

Portfolio Turnover Risk. The Fund has a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Fund performance and higher tax liability for shareholders.

Absolute Return Risk. The Fund’s returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus.

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

Convertible Securities Risk. The Fund’s investments in convertible securities fluctuate similar to that of other debt securities and are subject to the same risks as debt securities in general, such as market and interest rate risk and credit risk. In addition, the market value of a convertible security may be influenced by the market price of the security into which the convertible security may be converted.

Currency Risk. The Fund’s investments in securities that are denominated in foreign currencies are subject to the risk that the value of the foreign currency will fall in relation to the U.S. Dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. In addition, currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is invested or exposed. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Debt Securities Risks. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk. The Fund’s investment in junk bonds involves a greater risk of default.

Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Recent legislation in the U.S. calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Government Intervention and Regulatory Changes Risks. The financial crisis of 2007-2008 has led the U.S. government to expand considerably its regulation and oversight of financial services firms and the markets for financial instruments. In this regard, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has significantly enhanced the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulators are continuing to implement regulations under the Dodd-Frank Act, some which may adversely affect the Fund. For example, major changes under the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

The Dodd-Frank Act has established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Fund invests may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund’s ability to engage in such trading, which could adversely affect the Fund.

CFTC Regulation Risk. The Fund invests in futures, options on futures and other instruments subject to regulation by the Commodity Futures Trading Commission (“CFTC”) in reliance upon and in accordance with CFTC Regulation 4.5. Under Regulation 4.5, if the Fund uses futures, options on futures, or swaps other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase of a new position are “in-the-money”) may not exceed 5% of the Fund’s net asset value, or alternatively, the aggregate net notional value of those positions at the time may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). In the future, if the Fund’s use of futures, options as futures, or swaps requires the Advisor and/or a Sub-Advisor to register as a commodity pool operator with the CFTC, the Advisor and/or such Sub-Advisor will do so at that time.

Distressed Securities Risk. The Fund’s investment in distressed securities may involve a high degree of credit risk, price volatility and liquidity risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default. Valuing such instruments may be difficult and the Fund may lose all of its investment.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

ETF, Mutual Fund and Other Pooled Investment Vehicle Risk. The Fund’s investment in ETFs, mutual funds, and other pooled investment vehicles generally reflects the risks of owning the underlying securities the ETF, mutual fund, or pooled investment vehicle holds. It may also be more expensive for the Fund to invest in an ETF, mutual fund or pooled investment vehicle than to own the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs, mutual funds, and other pooled investment vehicles may involve duplication of advisory fees and certain other expenses. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Event-Driven Strategies Risk. The Fund’s investments in event-driven strategies are inherently speculative, and require the Advisor or a Sub-Advisor to make predictions about a corporate event and its impact on a company. The Advisor or a Sub-Advisor may make inaccurate predictions and the anticipated event and/or contemplated corporate transaction may not occur at all, or may not take place as expected, resulting in the distribution of a new less valuable security in place of the security (or derivative). Such securities are subject to the risk of complete loss of value.

Foreign Investment Risk. The Fund’s investment in Foreign Issuers involves risks not generally associated with investment in the securities of U.S. Issuers, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, the Fund’s investments in Foreign Issuers are also subject to currency risks.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

IPO Risk. The Fund may invest in securities that are acquired in an Initial Public Offering or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933) and may be illiquid. The Fund consequently may not be able to dispose of these securities promptly at the price at which they are valued.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Leverage Risk. The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Asset-Backed Securities Risk. The Fund’s investments in collateralized debt obligations and other asset-backed securities involve interest-rate risk, prepayment risk and the loss of money if there are defaults on the loans underlying these securities. (See Debt Securities Risk above).

Restricted Securities Risk. The Fund may not be able to sell a restricted security (i.e., a 144A security) when the Advisor or Sub-Advisor considers it desirable to do so or may have to sell such a security at a lower price than the Advisor or Sub-Advisor considers desirable. A restricted security which was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities than for more liquid securities.

Short Sales Risk. Short sales may be considered a speculative technique. The Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. In addition, under adverse market conditions, it may be difficult to purchase securities to meet short sale delivery obligations and portfolio securities may be required to be sold to raise the capital necessary to meet short sale obligations at times when fundamental investment considerations would not favor such sales. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses to the Fund’s portfolio.

[rr_RiskNondiversifiedStatus]									Non-Diversified Fund Risk. Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a diversified fund, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
[rr_RiskReturnHeading]									SUMMARY SECTION
[rr_ShareholderFeeOther]			15.00	15.00
[rr_ShareholderFeesCaption]									Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]									Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

Palmer Square Capital Management LLC (“Palmer Square” or the “Advisor”), the Fund’s investment advisor, seeks to achieve the Fund’s investment objective by delegating the management of a portion of Fund assets to a group of experienced investment managers that utilize a variety of investment strategies and styles (the “Sub-Advisors”) as well as managing a portion of the Fund’s assets directly. The Advisor maintains primary responsibility for allocating Fund assets to the Sub-Advisors and from time to time will select and determine the percentage of Fund assets to allocate to each Sub-Advisor. The Advisor retains overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. The Advisor may exercise its discretion to manage a portion of Fund assets directly in order to hedge or to modify the Fund’s exposure to a particular investment or market-related risk created by a Sub-Advisor, to invest the Fund’s assets pending allocation to a Sub-Advisor, or to establish positions in securities and strategies it deems appropriate for meeting the Fund’s investment objective. The Advisor may from time to time reallocate the Fund’s assets among itself and the Sub-Advisors.

The Advisor and Sub-Advisors utilize a variety of strategies and styles in order to achieve favorable risk-adjusted returns over a market cycle through security selection and management of risk exposure. The Advisor will allocate a portion of Fund assets to those Sub-Advisor strategies that it believes individually provide the potential for attractive long-term capital appreciation and collectively provide for overall investment diversification while also decreasing portfolio sensitivity to general market fluctuations. The Advisor and Sub-Advisors may not utilize all of the strategies all of the time due to the opportunistic and flexible nature of their investment approaches and philosophies. The performance of these strategies may not correlate to the performance of traditional markets because of the strategies’ focus on limiting downside investment risk. The Fund may engage in frequent and active trading.

The Advisor and Sub-Advisors may use one or more of the following investment strategies in connection with the management of Fund assets:

Fixed Income, Long/Short Credit, and Distressed Debt Investing focuses primarily on debt securities of domestic and foreign (including emerging market) governments, government-related agencies, and companies of all maturities and credit qualities, including corporate bonds, bank loans and distressed debt, collateralized debt obligations, and other asset-backed securities. Typical credit related investment strategies involve a long/short or event driven style similar to those described above in “Long/Short Equity Investing” and “Event Driven Investing”. Securities may be reviewed for sale due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments, among other factors.

Convertible Arbitrage Investing seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. This strategy involves purchasing a portfolio of convertible bonds, and hedging a portion of the equity risk, interest rate and credit risk of the bonds by selling the underlying common stock short. The Advisor and Sub-Advisors which utilize this strategy may sell all or a portion of the Fund’s portfolio holding when, in their opinion developed through fundamental and macroeconomic analysis, the credit profile of a security has deteriorated, projections of equity volatility and credit spreads have materially changed, or market and liquidity conditions are materially different.

Event Driven Investing seeks to take advantage of the impact of corporate events on the market value of securities of issuers organized in the United States (“U.S. Issuers”) and abroad in both developed and emerging markets (“Foreign Issuers”). Corporate events include, but are not limited to, restructurings, mergers and acquisitions, distressed situations, reorganizations, spin-offs, leveraged buyouts and material litigation. The Advisor and Sub-Advisors which utilize this strategy may sell all or a portion of a portfolio holding of the Fund when, in its opinion, one or more of the following occurs:(1) the arbitrage spread narrows to a level at which the risk-reward ratio is no longer favorable; (2) the Advisor or Sub-Advisor becomes concerned about the status of the corporate event transaction; or (3) a more attractive security is identified.

Long Investing focuses on the purchase of equities and debt securities of U.S. Issuers and Foreign Issuers to seek to capitalize on a rising market through appreciation. In making sell decisions, the Advisor or Sub-Advisor considers, among other factors, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the Advisor’s or Sub-Advisor’s opinion, there has been a loss of a long-term competitive advantage.

Long/Short Equity Investing employs long and short investing primarily in common and preferred stocks of U.S. Issuers and Foreign Issuers based on the Advisor’s or Sub-Advisor’s perception of such securities being overvalued or undervalued and desire to lessen exposure to general market risk. In making sell decisions, the Advisor or Sub-Advisor considers, among other factors, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, and whether there has been a clear deterioration of future earnings power.

General. To implement the various strategies, the Fund may invest in a wide variety of securities and financial instruments, markets, and asset classes available in both U.S. and non-U.S. markets, including emerging markets. These securities and financial instruments may include, but are not limited to, equity securities, debt securities of any credit quality and maturity, and derivatives based on a variety of underlying assets, including options, futures, forward contracts and swap agreements. The equity securities in which the Fund invests may include exchange traded funds (“ETFs”), which are pooled investment vehicles that generally seek to track the performance of specific indices and are traded on exchanges, mutual funds, and other pooled investment vehicles.

The Fund is classified as “non-diversified” which means it may invest a larger percentage of its asset in a smaller number of issuers than a diversified fund.

[rr_YearToDateReturnLabel]									year-to-date return